Other liabilities - Provision for liabilities and charges (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 2,677
ECL impairment charge	83
Currency translation and other movements	4
Charge to income statement	873
Release to income statement	(577)
Provisions utilised	(1,208)
Balance at end of the period	1,852
Payment protection insurance
Provisions for liabilities and charges
Balance at beginning of the period	1,156
Charge to income statement	1
Release to income statement	(277)
Provisions utilised	(557)
Balance at end of the period	323
Prior Year Provisions	110
Other customer redress
Provisions for liabilities and charges
Balance at beginning of the period	314
Currency translation and other movements	5
Charge to income statement	352
Release to income statement	(55)
Provisions utilised	(190)
Balance at end of the period	426
Litigation and other regulatory proceedings
Provisions for liabilities and charges
Balance at beginning of the period	426
Currency translation and other movements	1
Charge to income statement	120
Release to income statement	(67)
Provisions utilised	(115)
Balance at end of the period	365
Other
Provisions for liabilities and charges
Balance at beginning of the period	781
ECL impairment charge	83
Currency translation and other movements	(2)
Charge to income statement	400
Release to income statement	(178)
Provisions utilised	(346)
Balance at end of the period	£ 738